Share Capital Disclosure: Schedule of Warrant Activity (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Warrant Activity

	Six months ended November 30, 2020			Year ended May 31, 2020
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	18,864,605		$0.94	20,297,565		$0.78
Warrants issued	988,000		$0.35/$0.50	6,050,000		$0.38
Warrants exercised	-	$	n/a	7,482,960		$0.05
Warrants expired	1,480,000		$1.50	-	$	n/a
Warrants outstanding, ending	18,372,605		$0.86	18,864,605		$0.94

	Year ended May 31, 2020	Year ended May 31, 2019
Warrants outstanding, beginning	20,297,565	12,814,605
Warrants issued	6,050,000	7,482,960
Warrants exercised	7,482,960	-
Warrants outstanding, ending	18,864,605	20,297,565